AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Sep. 28, 2020
IfrsStatementLineItems [Line Items]
[custom:AmountsDueToUltimateBeneficialShareholdersNonCurrent-0]	$ 12,300,650	$ 12,300,493
Borrowings, interest rate	6.00%		8.00%
Borrowings	$ 12,819,230	12,836,594
Principal amount current		641,294
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	7.50%
Ultimate Beneficial Shareholder [Member]
IfrsStatementLineItems [Line Items]
Loan balance	$ 895,645	2,693,351
Borrowings, interest rate	8.00%
Borrowings	$ 1,217,405	$ 2,093,709
Ultimate Beneficial Shareholder [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	8.00%	5.00%
Ultimate Beneficial Shareholder [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		8.00%